Income taxes	6 Months Ended
Jun. 30, 2026
Income Taxes And Deferred Taxes [Abstract]
Income taxes	Income taxes
The Group has in recent years reported operating losses, with the exception of the year ended December 31, 2022, that resulted in a tax loss carry-forward in Switzerland of TCHF 252,980 as of December 31, 2025. No deferred tax assets have been recognized for these tax loss carry forwards, because it is not probable that such loss carry forwards can be utilized in the foreseeable future. In addition, no deferred tax positions were recognized on other deductible temporary differences (e.g., pension liabilities under IAS 19) due to the significant tax loss carry forwards.